RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
As of December 31, 2025 and 2024, reconciliation of net assets available for benefits per the financial statements to the Form 5500 was as follows:

	2025	2024
Net assets available for benefits per the financial statements	$1,002,054,375	$909,951,597
Less: Cumulative deemed distributions of participant loans	(239,318)	(227,488)
Net assets available for benefits per Form 5500	$1,001,815,057	$909,724,109
As of December 31, 2025 and 2024, reconciliation of notes receivable from participants per the financial statements to the Form 5500 was as follows:

	2025	2024
Notes receivable from participants per the financial statements	$8,839,784	$8,719,479
Less: Cumulative deemed distributions of participant loans	(239,318)	(227,488)
Notes receivable from participants per Form 5500	$8,600,466	$8,491,991
For the year ended December 31, 2025, reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 was as follows:

2025
Change in net assets available for benefits per the financial statements	$92,102,778
Less: Change in cumulative deemed distributions of participant loans	(11,830)
Change in net assets available for benefits per Form 5500	$92,090,948
For the year ended December 31, 2025, reconciliation of net investment income per the financial statements to the Form 5500 was as follows:

2025
Total investment income per the financial statements	$150,736,123
Less: Interest on deemed distributions of participant loans	(15,795)
Total investment income per Form 5500	$150,720,328
For the year ended December 31, 2025, reconciliation of benefits paid to participants per the financial statements to the Form 5500 was as follows:

2025
Distributions to participants per the financial statements	$122,293,368
Less: Deemed distributions of participant loans	(3,965)
Distributions to participants per Form 5500	$122,289,403